Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
17.	SUBSEQUENT EVENT

On March 5, 2014, the Board of Trustees of Meridian and the Boards of Directors of the Company and the Bank adopted a Plan of Conversion (the “Plan”). Pursuant to the Plan, Meridian will convert from the mutual holding company form of organization to the fully public form. Meridian will be merged into the Company, and Meridian will no longer exist. The Company will then merge into a new Maryland corporation named Meridian Bancorp, Inc. As part of the conversion, Meridian’s ownership interest in the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Meridian Bancorp, Inc., the new Maryland corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of common stock of the new Maryland corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering and cash received in lieu of fractional shares), giving effect to certain assets held by Meridian. When the conversion and public offering are completed, all of the capital stock of the Bank will be owned by the new Maryland corporation. The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to Meridian’s ownership interest in the equity of the Company as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of Meridian as of the date of the latest statement of financial condition of Meridian prior to the consummation of the conversion (excluding its ownership of the Company). Following the completion of the conversion, Meridian Bancorp, Inc. and the Bank will not be permitted to pay dividends on their capital stock if Meridian Bancorp, Inc.’s shareholders’ equity or the Bank’s shareholder’s equity would be reduced below the amount of Meridian Bancorp, Inc.’s or the Bank’s liquidation account, as applicable. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. Direct costs incurred totaling $30,000 have been deferred as of December 31, 2013 related to the conversion.